111 South Wacker Drive, 34th FloorChicago, IL 60606-4302harborcapital.com

Supplement to the Prospectus, Summary Prospectus and Statement of Additional Information
each dated March 1, 2025

Harbor Scientific Alpha High-Yield ETF
Harbor Scientific Alpha Income ETF
February 19, 2026
Harbor ETF Trust’s Board of Trustees has approved a name change for Harbor Scientific Alpha High-Yield ETF and Harbor Scientific Alpha Income ETF (each, a “Fund”). Effective March 1, 2026, Harbor Scientific Alpha High-Yield ETF is renamed Harbor Ares Systematic High Yield ETF and Harbor Scientific Alpha Income ETF is renamed Harbor Ares Systematic Multi-Sector Income ETF.
Additionally, BlueCove Limited, each Fund’s subadvisor, has changed its name to Ares Systematic Credit Limited. Ares Systematic Credit Limited is a wholly owned subsidiary of Ares Management Corporation. Effective immediately, all references to BlueCove Limited are replaced with Ares Systematic Credit Limited throughout the Prospectus, Statement of Additional Information and each Fund’s Summary Prospectus.
Investors Should Retain This Supplement For Future Reference
S0226.P.SP.SAI.SIFI-SIHY